Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Jun. 30, 2026 USD ($)
2027	$ (8,723)
2028	(7,145)
2029	(3,070)
2030	(62)
Total	$ (19,000)